Convertible Promissory Note Payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Convertible Promissory Note Payable
33	Convertible promissory note payable

In October 2015, in connection with the acquisition of Gem Alliance Limited, the Company issued a convertible promissory note (the “Note”) to China Ping An Insurance Overseas (Holdings) Limited (“PAOH”), a subsidiary of Ping An Group, in an aggregate principal amount of USD1,953.8 million. On the same date, PAOH agreed to transfer USD937.8 million of the principal amount of the Note and all rights, benefits and interests attached thereunder to An Ke Technology Company Limited (“An Ke”). The Note bears interest paid semi-annually at the rate of 0.7375% per annum. Subject to its terms and conditions, the holders of the Note have the right to convert the Notes into ordinary shares of the Company within the conversion period commencing on the listing day of the Company until the date which is five business days before (and excluding) the eighth anniversary of the issuance date of the Note at the conversion price of USD14.8869 per share
, subject to certain anti-dilution adjustments if applicable
.
On August 31, 2020, the Company entered into an amendment and supplemental agreement with PAOH and An Ke. In accordance with this agreement, the holders of the Note can only exercise their conversion right one year after the Company’s listing date. This amendment does not have any material impact on
the Group’s financial position and results of operations.
On August 20, 2021, the Company, PAOH and An Ke entered into an amendment and supplemental agreement to the share purchase agreement and the Note (the “Third Amendment and Supplemental Agreement”). The Third Amendment and Supplemental Agreement amends the terms of the Note by extending the commencement of the conversion period of the Notes from the date which is one year after the date of the Company’s initial public offering to April 30, 2023.
Following such amendment, each of PAOH and An Ke has the right in the manner provided in the Notes, as applicable, to convert the whole or any part of the outstanding principal amount of the Notes, as applicable, into ordinary shares of the Company, par value USD0.00001 per share (or the American depositary shares representing ordinary shares of the Company), during the period starting from April 30, 2023 until the date which is five (5) business days before (and ex
c
luding) October 8, 2023 (the “Maturity Date”), at an initial conversion price of USD14.8869 per ordinary share. Unless converted or purchased and canceled prior to the Maturity Date, the Company shall
redeem the Notes at 100% of their principal amounts together with accrued interests on the Maturity Date.

The Group measured the liability component at initial recognition based on its best estimate of the present value of the redemption amount and recognized the residual to the equity component to reflect the value of conversion rights. Subsequent to initial recognition, the liability component of convertible promissory note payable measured at amortized cost using effective interest rate method with interest expenses recorded in the finance costs. The equity component will not be re-measured
subsequently.

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2019	9,134,809	5,744,955
Interest accrued at effective interest rate	819,754	—
Interest paid	(100,522)	—
Exchange differences	160,336	—

Carrying value as of December 31, 2019	10,014,377	5,744,955

Interest accrued at effective interest rate	883,759	—
Interest paid	(92,981)	—
Exchange differences	(687,967)	—

Carrying value as of December 31, 2020	10,117,188	5,744,955

Interest accrued at effective interest rate	893,001	—
Interest paid	(100,937)	—
Exchange differences	(239,754)	—

Carrying value as of December 31, 2021	10,669,498	5,744,955